CASH, CASH EQUIVALENTS AND INVESTMENTS (Details 6) (iTV, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Nov. 08, 2010
Goodwill and intangible assets acquired
Amount of intangible assets acquired		$ 5.0
Amount of goodwill acquired		13.8
Estimated weighted-average life	4 years
Technology Platform
Goodwill and intangible assets acquired
Estimated fair value of amortizable intangible assets acquired		4.7
Non-compete Agreements
Goodwill and intangible assets acquired
Estimated fair value of amortizable intangible assets acquired		$ 0.3